Supply Chain Financing	12 Months Ended
Dec. 31, 2023
Accounts Payable, Current [Abstract]
Supply Chain Financing
20.
Supply chain financing

Starting from 2023, China Merchants Bank (the “CMB”) offer supply chain financing services to the Group’s suppliers. Suppliers can sell one or more of the Group’s payment obligations at their sole discretion to the CMB to receive funds ahead of time to meet their cash flow needs. The Group’s rights and obligations are not impacted. The original payment terms, timing or amount, remain unchanged. The Group provide RMB212,000 cash pledged as security of guarantees for the supply chain financing.

The changes in the Group’s outstanding payment obligations confirmed as valid under the supplier chain financing program for the year ended December 31, 2023, are as follows:

Year ended December 31,
2023
RMB
Balance at beginning of the year	—
Purchase from suppliers	895,161
Payment to suppliers	(438,196)
Balance at ending of the year	456,965